First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Principal Amount ($)			Value
		ASSET-BACKED SECURITIES — 17.1%
5,000,000	[1]	Arts SPV S.r.l. 10.650% (3-Month Euribor+855 basis points), 11/30/2041[2,3,4,5]	$5,910,389
		Banco Santander, S.A.
2,563,917	[1]	Series 2024-1 CLN, 11.035% (3-Month Euribor+900 basis points), 6/20/2030[2,3,4,5]	3,053,915
866,152	[1]	Series Syntotta 5, 10.069% (3-Month Euribor+800 basis points), 12/27/2043[2,3,4,5]	1,029,827
3,500,000	[1]	8.809% (3-Month Euribor+675 basis points), 6/26/2045[2,3,4,5]	4,113,292
695,781		BNP Paribas - Broadway Series 1, Class JNR, 12.014% (1-Month Term SOFR+800 basis points), 4/12/2031[2,4,5,6]	699,692
2,323,221		Craft Ltd. Series 2021-1X, Class CLN, 12.630% (3-Month Term SOFR+876 basis points), 2/21/2029[2,4,5,6]	2,723,364
2,000,000	[1]	Deutsche Bank AG Series 2025-1X, Class CLN, 11.565% (3-Month Euribor+950 basis points), 10/25/2035[2,3,4,5,6]	2,353,658
5,000,000		Granville Ltd. Series 25-1X, 10.210% (1-Month Term SOFR+650 basis points), 2/15/2030[2,4,5]	4,945,775
7,347,900	[1]	Gregory SPV S.R.L. Series 32XC, 9.766% (3-Month Euribor+775 basis points), 12/30/2045[2,3,4,5]	8,651,567
		Landesbank Baden-Wuerttemberg
1,731,696	[1]	Series LION-5 MEZ, 11.074% (3-Month Euribor+900 basis points), 7/31/2034[2,3,4,5]	2,089,378
3,581,034	[1]	Series LION-6 SNR, 9.724% (3-Month Euribor+765 basis points), 10/30/2036[2,3,4,5]	4,240,569
3,600,000	[1]	Series LION 2025-1 MEZ, 9.310% (3-Month Euribor+725 basis points), 10/30/2037[2,3,4,5]	4,230,814
		Lloyds Bank PLC
2,500,000	[1]	8.475% (SONIA+450 basis points), 12/16/2030[2,3,4,5]	3,376,281
2,990,997	[1]	11.325% (SONIA+735 basis points), 12/16/2030[2,3,4,5]	4,053,287
2,386,957		Mespil Securities No.3 Designated Activity Company Series 2024-1, Class B, 13.160% (2-Month Term SOFR+950 basis points), 7/28/2032[2,4,5]	2,402,047
		PYMES Magdalena
5,200,000	[1]	Series 12, Class NOTE, 9.010% (3-Month Euribor+700 basis points), 12/31/2039[2,3,4,5,6]	6,186,955
1,703,924	[1]	Series 11, Class NOTE, 8.538% (3-Month Euribor+650 basis points), 7/4/2054[2,3,4,5,6]	2,016,374
		Santander Consumer Finance, S.A.
13,229,962	[1]	Series 2024-1, 8.504% (3-Month STIBOR+665 basis points), 12/25/2034[2,3,4,5]	1,442,787
33,128,000	[1]	8.640% (3-Month CIBOR+665 basis points), 6/25/2035[2,3,4,5]	5,229,254
		Santander UK PLC
3,500,000	[1]	11.475% (SONIA+750 basis points), 4/22/2032[2,3,4,5]	4,717,617
1,647,960	[1]	Series 2024-2 F, 14.950% (SONIA+1,000 basis points), 5/22/2034[2,3,4,5]	2,265,337

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES (Continued)
3,000,000	St. Lawrence Corp. Series 2023-1X, Class MEZZ, 13.690% (1-Month Term SOFR+975 basis points), 5/25/2033[2,4,5,6]	$3,014,301
	TOTAL ASSET-BACKED SECURITIES
	(Cost $74,468,029)	78,746,480
	BANK LOANS — 31.8%
	Accuray, Inc.
456,250	1.000%, Delay Draw, 6/5/2030[5,7]	(44,225)
3,088,296	8.699% Cash, 6.000% PIK, Term Loan (30-Day SOFR Average+1,050 basis points), 6/5/2030[2,5,8]	2,421,539
5,500,000	Byoma U.S., Inc. 9.812%, Term Loan (30-Day SOFR Average+600 basis points), 11/17/2027[2,5]	5,390,000
2,000,000	C3 Rentals, LLC 12.000%, Term Loan, 4/22/2027[5,9]	2,030,000
1,961,492	Cardinal Parent, Inc. 8.949%, Term Loan (3-Month Term SOFR+450 basis points), 11/12/2027[2,6]	1,920,419
9,000,000	Catalyst Brands, LLC 12.109%, Term Loan, 9/17/2030[5,9]	9,000,000
	CB Buyer, Inc.
394,750	0.500%, Revolver, 7/1/2031[5,7]	24,834
677,089	1.000%, Delay Draw, 7/1/2031[5,7]	41,934
3,880,916	9.252%, Term Loan, 7/1/2031[5]	3,878,200
176,252	CIRE Alto OpCo, LLC 24.090%, Term Loan, 3/31/2026[5,9]	172,885
3,970,000	Connect America.com, LLC 9.752%, Term Loan, 12/31/2028[5,9]	3,886,630
972,500	CPC/Cirtec Holdings, Inc. 8.716%, Term Loan (1-Month Term SOFR+500 basis points), 1/30/2029[2,5]	965,692
	Craftmark Bakery Holdings, LLC
102,564	8.917%, Revolver (3-Month Term SOFR+525 basis points), 5/6/2031[5,9]	101,641
83,872	9.090%, Delay Draw (3-Month Term SOFR+525 basis points), 5/6/2031[2,5,10]	83,117
2,864,615	9.090%, Term Loan (3-Month Term SOFR+525 basis points), 5/6/2031[2,5]	2,838,834
307,692	0.500%, Revolver, 5/6/2031[5,7]	—
2,032,961	DCERT Buyer, Inc. 10.916% (1-Month Term SOFR+700 basis points), 2/24/2029[2]	1,839,840
	Dentive, LLC
141,156	7.296%Cash, 6.250% PIK, Delay Draw (1-Month Term SOFR+300 basis points), 12/23/2028[2,5]	134,988
284,137	10.422%, Term Loan (3-Month Term SOFR+675 basis points), 12/23/2028[2,5]	271,720
1,671,213	10.922%, Delay Draw (3-Month Term SOFR+725 basis points), 12/26/2028[5]	1,598,181
4,987,500	Dorel Industries, Inc. 12.189%, Term Loan (3-Month Term SOFR+360 basis points), 9/29/2030[2,5]	4,677,943

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
5,000,000	Family Dollar Stores, LLC 10.300%, Term Loan (30-Day SOFR Average+650 basis points), 7/3/2028[2,5]	$5,000,000
	Fenix Topco, LLC
50,587	10.430%, Delay Draw (3-Month Term SOFR+7 basis points), 4/2/2027[5,9]	48,716
332,043	1.000%, Delay Draw, 4/2/2027[5,7]	—
843,543	13.510%, Term Loan, 3/28/2029[5,9]	812,332
	Fertility (ITC) Buyer, Inc.
1,318,598	9.692%, Term Loan (6-Month Term SOFR+600 basis points), 1/3/2029[2,5]	1,318,598
1,586,854	9.872%, Delay Draw (1-Month Term SOFR+600 basis points), 1/3/2029[2,5,10]	1,171,196
	Florida Food Products, LLC
130,699	9.434%, 10/18/2028	130,155
488,608	9.590%, Term Loan (3-Month Term SOFR+500 basis points), 10/18/2028[2,5,6]	346,095
532,850	Fortna Group, Inc. 10.080%, Term Loan (6-Month Term SOFR+550 basis points), 6/1/2029[2,6]	346,685
5,000,000	Fortress Goodyear Chemical 9.785%, Term Loan (90-Day SOFR Average+575 basis points), 10/31/2026[2,5]	4,875,000
	GT Independence Services, LLC
4,000,000	8.812%, Delay Draw (30-Day SOFR Average+500 basis points), 11/18/2027[2,5]	3,956,627
526,316	0.500%, Delay Draw, 11/18/2027[5,7]	—
368,421	8.812%, Revolver, 11/18/2030[5]	364,426
1,096,754	HS Purchaser LLC 10.230% (1-Month Term SOFR+600 basis points), 5/21/2029[2,5,6]	1,068,160
	IDC Infusion Services, Inc.
1,434,513	10.172%, Term Loan (3-Month Term SOFR+650 basis points), 7/7/2028[2,5]	1,439,964
3,456,250	10.172%, Term Loan (3-Month Term SOFR+650 basis points), 7/7/2028[2,5]	3,430,328
528,961	11.889%, Delay Draw (1-Month Term SOFR+650 basis points), 7/7/2028[2,5]	530,971
4,352,802	Ipsen Group Holding GmbH 7.416% Cash, 7.250% PIK, Term Loan, 7/31/2029[5,8,9]	4,222,143
1,099,111	Ivanti Software, Inc. 8.639% (3-Month Term SOFR+475 basis points), 6/1/2029[2,5]	918,791
79,372	IvantiNewCo 9.639%, Term Loan (1-Month Term SOFR+575 basis points), 6/1/2029[2]	82,134
	KL Charlie Acquisition Company
461,384	9.316%, Delay Draw (1-Month Term SOFR+560 basis points), 12/20/2026[2,5]	461,384
349,554	9.316%, Term Loan (1-Month Term SOFR+560 basis points), 12/20/2026[2,5]	349,554
1,975,000	Leonard Valve Company, LLC 9.186%, Term Loan (3-Month Term SOFR+550 basis points), 9/30/2027[2,5]	1,975,000
885,227	Litigation Trust Class A- 1 DIP Interest 0.000% Cash, 10.000% PIK, 12/31/2026[5,8,9]	885,227
271,641	Litigation Trust Class A- 2 Bridge Interest 0.000% Cash, 10.000% PIK, Bridge, 10/31/2026[5,8,9]	271,642
1,085,367	Litigation Trust Class A- 2 DIP Interest 0.000% Cash, 10.000% PIK, 12/31/2026[5,8,9]	1,085,367

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
75,729	Litigation Trust Other Claims 0.000%, Bridge, 10/31/2026[5]	$75,729
	Medical Technology Solutions, LLC
2,369,063	9.062%, Term Loan (30-Day SOFR Average+525 basis points), 6/3/2032[2,5]	2,343,169
375,000	0.500%, Revolver, 6/3/2032[5,7]	—
1,250,000	1.000%, Delay Draw, 6/3/2032[5,7]	—
	Minds + Assembly, LLC
3,049,922	9.002%, Term Loan, 10/28/2026[5,9]	3,037,722
169,271	0.500%, Revolver, 10/28/2026[5,7]	—
461,291	9.177%, Term Loan, 3/31/2028[5,9]	456,678
	Monroe Capital Corp.
488,188	9.252%, Delay Draw (1-Month Term SOFR+525 basis points), 12/20/2028[2,5]	488,188
486,250	9.549%, Term Loan (3-Month Term SOFR+525 basis points), 12/20/2028[5]	486,250
4,923,077	Nephorn Pharmaceuticals Corp. 13.491%, Term Loan, 1/31/2028[5,9]	4,898,462
	Neptune Bidco US, Inc.
1,967,222	8.762%, Term Loan (3-Month Term SOFR+475 basis points), 10/11/2028[2]	1,945,878
1,954,900	9.027%, Term Loan (3-Month Term SOFR+500 basis points), 4/11/2029[2,6]	1,937,550
1,157,209	13.762%, Term Loan, 10/11/2029	1,161,549
	NMA Holdings, LLC
2,096,471	8.701%, Term Loan (3-Month Term SOFR+500 basis points), 1/2/2028[5,9]	2,088,085
96,574	9.026%, Delay Draw, 7/7/2028[5,9]	96,187
352,941	0.500%, Revolver, 7/7/2028[5,7]	—
	Pareto Buyer, LLC
1,246,470	0.500%, Revolver, , 12/12/2032[5,7]	—
1,869,705	1.000%, Delay Draw,, 12/12/2032[5,7]	—
6,699,776	8.238%, Term Loan (3-Month Term SOFR+450 basis points), 12/12/2032[2,5]	6,632,778
	PhyNet Dermatology, LLC
517,241	1.000%, Delay Draw, 10/20/2029[5,7]	(11,638)
1,015,124	1.000%, Delay Draw, 10/20/2029[5,7]	(22,840)
960,710	10.370%, Term Loan (3-Month Term SOFR+650 basis points), 10/20/2029[2,5]	939,094
477,572	10.370%, Term Loan (3-Month Term SOFR+650 basis points), 10/20/2029[2,5]	466,827
3,945,552	Progress Lighting, LLC 13.870%, Term Loan (3-Month Term SOFR+1,000 basis points), 9/18/2029[2,5]	3,850,601
2,752,992	Project Leopard Holdings, Inc. 9.190%, Term Loan (3-Month Term SOFR+525 basis points), 7/20/2029[2,6]	2,382,205
4,983,959	Resolute Investment Managers, Inc. 11.061%, Term Loan (3-Month Term SOFR+650 basis points), 4/30/2027[2]	4,049,467
	Riccobene Associates
1,310,176	8.466%, Term Loan (1-Month Term SOFR+475 basis points), 11/12/2027[2,5]	1,304,280
135,318	0.500%, Revolver, 11/12/2027[5,7]	—
226,076	8.486%, Delay Draw, 1/10/2028[5,9]	225,058

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
	Riskonnect Parent, LLC
4,000,000	0.500%, Delay Draw, 12/7/2028[7]	$(30,000)
962,817	8.345%, Term Loan (6-Month Term SOFR+475 basis points), 12/7/2028[2]	960,410
	Sepro Holdings, LLC
432,836	1.000%, Delay Draw, 7/26/2030[5,7]	(7,012)
2,991,978	9.215%, Term Loan (1-Month Term SOFR+525 basis points), 7/26/2030[2,5]	2,943,508
8,589,161	Shryne Group, Inc. 15.357%, Term Loan, 5/26/2026[5,8,9]	8,589,161
	South Florida ENT Associates
763,550	9.352%, Term Loan (3-Month Term SOFR+525 basis points), 12/31/2028[5]	763,550
340,905	9.352%, Delay Draw (1-Month Term SOFR+525 basis points), 12/31/2028[2,5]	340,905
337,119	Steward Health Care System, LLC 10.000%, Bridge, 5/28/2026[5]	—
	Summit Spine & Joint Centers
24,876	8.466%, Revolver (3-Month Term SOFR+475 basis points), 3/18/2028[5,9]	25,000
2,735,547	8.913%, Term Loan, 3/18/2028[5,9]	2,745,122
829,187	1.000%, Delay Draw, 3/18/2028[5,7]	—
2,735,321	Synamedia Americas Holdings, Inc. 12.062%, Term Loan, 12/5/2028[5]	2,735,321
	Tank Holding Corp.
15,409	1.000%, Revolver, 3/31/2028[7]	(1,223)
1,846,722	9.466%, Term Loan (1-Month Term SOFR+575 basis points), 3/31/2028[2]	1,704,755
680,750	9.716%, Term Loan (1-Month Term SOFR+600 basis points), 5/11/2029[2]	628,274
295,098	11.750%, Delay Draw (1-Month Term SOFR+600 basis points), 5/11/2029[2]	272,350
	Taoglas Group Holdings Limited
214,991	10.922%, Revolver (1-Month Term SOFR+725 basis points), 2/28/2029[2,5,10]	201,048
763,421	10.922%, Term Loan (3-Month Term SOFR+725 basis points), 2/28/2029[2,5]	755,176
2,456,250	USN OPCO, LLC 10.177%, Term Loan, 12/21/2026[5]	2,456,250
	Vomela Purchaser, LLC
659,623	1.000%, Delay Draw, 12/31/2029[5,7]	(—)
4,930,750	9.500%, Term Loan (1-Month Term SOFR+575 basis points), 12/31/2029[2,5]	4,832,135
1,497,051	West Side Holdco, LLC 13.000%, Term Loan, 9/3/2027[5,9]	1,571,904
	TOTAL BANK LOANS
	(Cost $147,384,313)	146,642,580

Number of Shares
	CLOSED-END FUNDS — 0.3%
124,379	Palmer Square Capital BDC, Inc.[11]	1,516,180
	TOTAL CLOSED-END FUNDS
	(Cost $2,040,862)	1,516,180

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)			Value
		COLLATERALIZED LOAN OBLIGATIONS — 29.6%
		720 East CLO Ltd.
750,000		Series 2023-2A, Class D1R, 6.925% (3-Month Term SOFR+275 basis points), 10/15/2038[2,6,12]	$754,157
250,000		Series 2023-2A, Class ER, 9.675% (3-Month Term SOFR+550 basis points), 10/15/2038[2,6,12]	251,677
1,250,000		ABPCI Direct Lending Fund CLO, LLC Series 2017-1A, Class ERR, 11.384% (3-Month Term SOFR+750 basis points), 7/20/2037[2,6,12]	1,272,507
4,500,000		ABPCI Highland Park CLO 9.810%, 12/23/2030[5,10]	4,500,000
250,000		AIMCO CLO Ltd. Series 2019-10A, Class ERR, 9.507% (3-Month Term SOFR+565 basis points), 7/22/2037[2,6,12]	251,033
500,000		Alinea CLO Ltd. Series 2018-1A, Class DR, 6.134% (3-Month Term SOFR+225 basis points), 7/20/2031[2,6,12]	501,229
		Apidos CLO Ltd.
1,000,000		Series 2015-23A, Class DRR, 6.505% (3-Month Term SOFR+260 basis points), 4/15/2033[2,6,12]	1,004,476
350,000		Series 2017-28A, Class C1R, 7.124% (3-Month Term SOFR+285 basis points), 10/20/2038[2,6,12]	352,937
2,000,000	[1]	Arini CLO Series 7A, Class SUB, 0.000%, 1/15/2039[2,6,9,12]	1,190,670
1,000,000		Arini U.S. CLO Ltd. Series 1A, Class D, 7.905% (3-Month Term SOFR+400 basis points), 4/15/2038[2,6,12]	1,004,858
		Bain Capital Credit CLO Ltd.
750,000		Series 2018-2A, Class DR, 6.834% (3-Month Term SOFR+295 basis points), 7/19/2031[2,6,12]	752,514
1,000,000		Series 2023-1A, Class A1R, 5.294% (3-Month Term SOFR+140 basis points), 7/16/2038[2,6,12]	1,000,704
		Ballyrock CLO Ltd.
500,000		Series 2021-17A, Class C1R, 6.584% (3-Month Term SOFR+270 basis points), 10/20/2038[2,6,12]	503,411
250,000		Series 2021-17A, Class C2R, 7.834% (3-Month Term SOFR+395 basis points), 10/20/2038[2,6,12]	248,772
250,000		Series 2021-17A, Class DR, 9.984% (3-Month Term SOFR+610 basis points), 10/20/2038[2,6,12]	246,425
1,000,000		Series 2019-2A, Class C1R3, 6.589% (3-Month Term SOFR+270 basis points), 10/25/2038[2,6,12]	1,005,538
250,000		Series 2019-2A, Class C2R3, 7.839% (3-Month Term SOFR+395 basis points), 10/25/2038[2,6,12]	250,084
250,000		Barings CLO Ltd. Series 2021-1A, Class D, 7.020% (3-Month Term SOFR+316 basis points), 4/25/2034[2,6,12]	250,906

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Battalion CLO Ltd. Series 2020-15A, Class BR, 5.382% (3-Month Term SOFR+150 basis points), 1/17/2033[2,6,12]	$499,875
500,000	Benefit Street Partners CLO Ltd. Series 2021-23A, Class ER, 9.108% (3-Month Term SOFR+525 basis points), 4/25/2034[2,6,12]	497,122
500,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 7.205% (3-Month Term SOFR+330 basis points), 4/15/2035[2,6,12]	501,182
	Bryant Park Funding Ltd.
500,000	Series 2023-20A, Class DR, 7.305% (3-Month Term SOFR+340 basis points), 4/15/2038[2,6,12]	502,101
500,000	Series 2025-27A, Class D3, 8.504% (3-Month Term SOFR+430 basis points), 7/20/2038[2,6,12]	502,510
500,000	Series 2023-21A, Class ER, 9.161% (3-Month Term SOFR+525 basis points), 10/18/2038[2,6,12]	500,055
1,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA, Class C, 6.913% (3-Month Term SOFR+306 basis points), 5/15/2031[2,6,12]	1,004,288
	Cedar Funding CLO Ltd.
500,000	Series 2014-4A, Class DR3, 7.160% (3-Month Term SOFR+330 basis points), 1/23/2038[2,6,12]	500,895
500,000	Series 2023-17A, Class ER, 10.384% (3-Month Term SOFR+650 basis points), 7/20/2038[2,6,12]	502,507
	CIFC Funding Ltd.
500,000	Series 2017-4A, Class D, 10.227% (3-Month Term SOFR+636 basis points), 10/24/2030[2,6,12]	505,220
500,000	Series 2013-3RA, Class D, 10.027% (3-Month Term SOFR+616 basis points), 4/24/2031[2,6,12]	498,345
500,000	Series 2018-2A, Class D1R, 6.934% (3-Month Term SOFR+305 basis points), 10/20/2037[2,6,12]	505,387
	Dryden CLO Ltd.
1,000,000	Series 2018-55A, Class D, 7.016% (3-Month Term SOFR+311 basis points), 4/15/2031[2,6,12]	1,003,319
1,000,000	Series 2023-102A, Class D1R, 6.805% (3-Month Term SOFR+290 basis points), 10/15/2038[2,6,12]	1,005,530
	Dryden Senior Loan Fund
500,000	Series 2013-30A, Class DR, 6.713% (3-Month Term SOFR+286 basis points), 11/15/2028[2,6,12]	502,815
750,000	Series 2017-54A, Class D, 7.246% (3-Month Term SOFR+336 basis points), 10/19/2029[2,6,12]	752,509
500,000	Series 2016-45A, Class DRR, 6.955% (3-Month Term SOFR+305 basis points), 10/15/2030[2,6,12]	502,365

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Eaton Vance CLO Ltd.
500,000	Series 2015-1A, Class DR, 6.646% (3-Month Term SOFR+276 basis points), 1/20/2030[2,6,12]	$501,678
1,000,000	Series 2013-1A, Class AR4, 5.245% (3-Month Term SOFR+134 basis points), 10/15/2038[2,6,12]	1,002,476
500,000	Series 2013-1A, Class D1R4, 6.905% (3-Month Term SOFR+300 basis points), 10/15/2038[2,6,12]	502,759
61,822	Elevation CLO Ltd. Series 2018-10A, Class AR, 4.804% (3-Month Term SOFR+92 basis points), 10/20/2031[2,6,12]	61,897
	Elmwood CLO Ltd.
1,000,000	Series 2022-6A, Class D1R2, 6.611% (3-Month Term SOFR+270 basis points), 10/17/2038[2,6,12]	1,005,542
500,000	Series 2022-6A, Class ER2, 9.061% (3-Month Term SOFR+515 basis points), 10/17/2038[2,6,12]	501,743
500,000	Series 2022-1A, Class ER, 9.384% (3-Month Term SOFR+550 basis points), 10/20/2038[2,6,12]	497,138
1,000,000	Empower CLO Ltd. Series 2025-1A, Class D1, 6.834% (3-Month Term SOFR+295 basis points), 7/20/2038[2,6,12]	1,005,442
1,000,000	Fortress Credit Opportunities CLO, LLC Series 2022-19A, Class ER, 11.905% (3-Month Term SOFR+800 basis points), 10/15/2036[2,6,12]	1,005,066
2,000,000	Fortress Credit Opportunities VIII CLO LLC Series 2023-8A, Class ER, 10.807% (3-Month Term SOFR+695 basis points), 10/22/2037[2,6,12]	1,967,603
500,000	Galaxy CLO Ltd. Series 2017-24A, Class AR, 5.445% (3-Month Term SOFR+154 basis points), 4/15/2037[2,6,12]	501,083
	Invesco U.S. CLO Ltd.
250,000	Series 2023-2A, Class ER, 11.750% (3-Month Term SOFR+788 basis points), 4/21/2038[2,6,12]	255,985
250,000	Series 2025-1A, Class E, 10.281% (3-Month Term SOFR+600 basis points), 7/15/2038[2,6,12]	252,498
	KKR CLO Ltd.
500,000	Series 18, Class A1R2, 5.191% (3-Month Term SOFR+105 basis points), 10/18/2035[2,6,12]	500,476
750,000	Series 2013-1A, Class D1R3, 7.085% (3-Month Term SOFR+325 basis points), 10/15/2038[2,6,12]	755,956
1,000,000	Magnetite CLO Ltd. Series 2020-26A, Class D1R2, 6.358% (3-Month Term SOFR+250 basis points), 1/25/2038[2,6,12]	996,622

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,250,000	Maranon Loan Funding Ltd. Series 2021-3A, Class ER, 11.725% (3-Month Term SOFR+782 basis points), 10/15/2036[2,6,12]	$1,262,222
3,000,000	MCF CLO Ltd. Series 2018-1A, Class SUB, 15.738%, 4/18/2036[6,9,12,13]	1,803,769
500,000	Menlo CLO Ltd. Series 2025-3A, Class D, 6.894% (3-Month Term SOFR+300 basis points), 10/16/2038[2,6,12]	501,345
	Morgan Stanley Eaton Vance CLO Ltd.
500,000	Series 2022-18A, Class D1R, 6.984% (3-Month Term SOFR+310 basis points), 10/20/2037[2,6,12]	498,750
500,000	Series 2021-1A, Class ER, 10.004% (3-Month Term SOFR+606 basis points), 10/23/2037[2,6,12]	502,655
500,000	Series 2023-19A, Class D1R, 6.905% (3-Month Term SOFR+300 basis points), 7/15/2038[2,6,12]	503,324
500,000	Series 2023-19A, Class D2R, 8.405% (3-Month Term SOFR+450 basis points), 7/15/2038[2,6,12]	502,627
1,926,983	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/2033[6,9,11,12,13]	913,706
	Neuberger Berman CLO Ltd.
500,000	Series 2016-22A, Class ER2, 10.712% (3-Month Term SOFR+683 basis points), 4/15/2038[2,6,12]	504,746
1,000,000	Series 2017-16SA, Class D1R2, 6.605% (3-Month Term SOFR+270 basis points), 4/15/2039[2,6,12]	1,005,507
	Neuberger Berman Loan Advisers CLO Ltd.
500,000	Series 2021-41A, Class DR, 6.705% (3-Month Term SOFR+280 basis points), 4/15/2034[2,6,12]	502,533
1,440,000	27.000%, 5/7/2038[5,9,13]	1,440,000
500,000	Series 2018-28A, Class D1R, 7.084% (3-Month Term SOFR+320 basis points), 10/20/2038[2,6,12]	505,037
2,000,000	Series 2025-60A, Class SUB, 15.486%, 4/22/2039[6,9,10,12,13]	1,639,070
3,900,000	Series 2025-61A, Class SUB, 14.595%, 7/17/2039[6,9,12,13]	3,485,254
3,933,000	Series 2025-62A, Class SUB, 0.000%, 10/17/2039[6,9,12,13]	3,544,493
	New Mountain CLO Ltd.
1,000,000	Series CLO-6A, Class D1, 6.984% (3-Month Term SOFR+310 basis points), 10/15/2037[2,6,12]	1,007,970
500,000	Series CLO-1A, Class DRR, 6.755% (3-Month Term SOFR+285 basis points), 1/15/2038[2,6,12]	502,653
	Newark BSL CLO Ltd.
500,000	Series 2017-1A, Class CR, 7.270% (3-Month Term SOFR+341 basis points), 7/25/2030[2,6,12]	501,695
1,000,000	Series 2017-1A, Class D, 10.420% (3-Month Term SOFR+656 basis points), 7/25/2030[2,6,12]	1,006,938

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
		Oaktree CLO Ltd.
500,000		Series 2022-1A, Class ER, 9.905% (3-Month Term SOFR+600 basis points), 7/15/2038[2,6,12]	$497,437
500,000		Series 2023-2A, Class D2R, 8.284% (3-Month Term SOFR+440 basis points), 7/20/2038[2,6,12]	502,628
500,000		Octagon Investment Partners Ltd. Series 2013-1A, Class DR2, 6.620% (3-Month Term SOFR+276 basis points), 1/25/2031[2,6,12]	501,702
500,000		Octagon Ltd. Series 2023-1A, Class ER, 9.630% (3-Month Term SOFR+575 basis points), 10/20/2038[2,6,12]	504,922
500,000		OHA Credit Partners XII Ltd. Series 2015-12A, Class ER2, 10.110% (3-Month Term SOFR+625 basis points), 4/23/2037[2,6,12]	504,793
		OZLM Ltd.
500,000		Series 2018-22A, Class C, 6.793% (3-Month Term SOFR+291 basis points), 1/17/2031[2,6,12]	501,665
500,000		Series 2018-20A, Class C, 7.096% (3-Month Term SOFR+321 basis points), 4/20/2031[2,6,12]	501,674
		Palmer Square European Loan Funding
600,000	[1]	Series 2023-1A, Class SUB, 0.000%, 11/15/2032[3,6,9,11,12,13]	—
900,000	[1]	Series 2023-2X, Class SUB, 15.000%, 1/15/2033[3,6,9,11,13]	819,697
1,000,000	[1]	Series 2023-3X, Class SUB, 15.000%, 5/15/2033[3,6,9,11,13]	921,789
2,500,000	[1]	Series 2024-1X, Class SUB, 15.000%, 8/15/2033[3,6,9,11,13]	2,045,120
4,000,000	[1]	Series 2024-2X, Class SUB, 15.000%, 5/15/2034[3,6,9,11,13]	3,429,065
2,000,000	[1]	Series 2024-3A, Class SUB, 15.000%, 5/15/2034[3,6,9,11,12,13]	1,936,611
1,000,000	[1]	Series 2025-1X, Class SUB, 11.652%, 10/15/2034[3,6,9,11,13]	1,030,474
2,000,000	[1]	Series 2025-2X, Class SUB, 6.693%, 2/15/2035[3,6,9,11,13]	2,159,319
1,250,000	[1]	Series 2025-3X, Class SUB, 0.000%, 7/15/2035[3,6,9,11,13]	1,470,950
1,915,000	[1]	Series 2023-2X, Class SUB, 11.405%, 10/15/2036[3,6,9,11,13]	1,727,754
2,000,000	[1]	Series 2024-1X, Class SUB, 12.869%, 5/15/2037[3,6,9,11,13]	1,855,568
2,825,000	[1]	Series 2024-2X, Class SUB, 14.000%, 10/15/2037[3,6,9,11,13]	2,435,380
500,000	[1]	Series 2023-1X, Class FR, 10.279% (3-Month Euribor+827 basis points), 1/15/2038[2,3,6,11]	572,253
1,050,000	[1]	Series 2023-1X, Class SUB, 12.500%, 1/15/2038[3,6,9,11,13]	735,294
1,500,000	[1]	Series 2025-2X, Class SUB, 8.039%, 7/15/2038[3,6,9,11,13]	1,674,697
475,000	[1]	Series 2025-2X, Class F, 10.196% (3-Month Euribor+817 basis points), 7/15/2038[2,3,6,11]	547,138
1,250,000	[1]	Series 2025-1X, Class SUB, 15.000%, 10/15/2039[3,6,9,11,13]	1,178,223
		Palmer Square Loan Funding Ltd.
825,000		Series 2023-1A, Class SUB, 0.000%, 7/20/2031[6,9,11,12,13]	—
450,000		Series 2022-4A, Class SUB, 12.500%, 7/24/2031[6,9,11,12,13]	309,753
500,000		Series 2023-2A, Class SUB, 15.000%, 1/25/2032[6,9,11,12,13]	374,295

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
3,000,000	Series 2024-3A, Class SUB, 15.000%, 8/8/2032[6,9,11,12,13]	$2,041,645
250,000	Series 2024-1A, Class E, 10.475% (3-Month Term SOFR+657 basis points), 10/15/2032[2,6,11,12]	242,998
2,510,000	Series 2024-1A, Class SUB, 15.000%, 10/15/2032[6,9,11,12,13]	1,668,247
3,000,000	Series 2024-2A, Class SUB, 14.000%, 1/15/2033[6,9,11,12,13]	2,203,969
4,150,000	Series 2025-1A, Class SUB, 15.000%, 2/15/2033[6,9,11,12,13]	3,268,809
2,625,000	Series 2025-2A, Class SUB, 10.090%, 7/15/2033[6,9,11,12,13]	2,627,534
2,000,000	Series 2025-3A, Class SUB, 0.000%, 1/15/2034[6,9,11,12,13]	2,004,898
1,540,000	Series 2024-1A, Class SUB, 14.000%, 4/15/2037[6,9,11,12,13]	1,085,042
3,000,000	Series 2024-2A, Class SUB, 15.000%, 7/20/2037[6,9,11,12,13]	2,153,826
2,000,000	Series 2024-3A, Class SUB, 15.000%, 7/20/2037[6,9,11,12,13]	1,641,317
1,250,000	Series 2023-4A, Class SUB, 15.000%, 10/20/2037[6,9,11,12,13]	1,126,667
3,000,000	Series 2024-4A, Class SUB, 15.000%, 1/15/2038[6,9,11,12,13]	2,537,267
2,250,000	Series 2025-1A, Class SUB, 14.000%, 4/20/2038[6,9,11,12,13]	2,106,062
500,000	Series 2023-2A, Class SUB, 14.000%, 7/20/2038[6,9,11,12,13]	371,185
2,000,000	Series 2025-2A, Class SUB, 14.000%, 7/20/2038[6,9,11,12,13]	1,819,270
1,000,000	Series 2025-3A, Class SUB, 13.222%, 7/20/2038[6,9,11,12,13]	1,000,683
1,500,000	Series 2025-4A, Class SUB, 13.603%, 10/20/2038[6,9,11,12,13]	1,499,728
1,270,000	Series 2025-5A, Class SUB, 0.000%, 10/20/2038[6,9,11,12,13]	1,282,799
500,000	Series 2023-3A, Class SUB, 10.783%, 1/20/2039[6,9,11,12,13]	421,685
	Post CLO Ltd.
500,000	Series 2024-1A, Class E, 10.684% (3-Month Term SOFR+680 basis points), 4/20/2037[2,6,12]	508,282
500,000	Series 2023-1A, Class BR, 5.560% (3-Month Term SOFR+170 basis points), 10/20/2038[2,6,12]	503,144
500,000	Series 2023-1A, Class D1R, 6.710% (3-Month Term SOFR+285 basis points), 10/20/2038[2,6,12]	504,330
200,000	Series 2023-1A, Class D2R, 7.810% (3-Month Term SOFR+395 basis points), 10/20/2038[2,6,12]	200,003
500,000	Series 2025-1A, Class E, 9.110% (3-Month Term SOFR+540 basis points), 1/20/2039[2,6,12]	498,084
1,000,000	Rad CLO Ltd. Series 2021-15A, Class A1AR, 5.244% (3-Month Term SOFR+136 basis points), 7/20/2040[2,6,12]	1,002,787
	Regatta Funding Ltd.
1,000,000	Series 2016-1A, Class A1R3, 4.765% (3-Month Term SOFR+107 basis points), 6/20/2034[2,6,12]	1,000,048
500,000	Series 2021-3A, Class D1R, 7.005% (3-Month Term SOFR+310 basis points), 10/15/2037[2,6,12]	502,495
1,000,000	Series 2025-5A, Class D1, 7.085% (3-Month Term SOFR+280 basis points), 10/15/2038[2,6,12]	1,005,356

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Riserva CLO Ltd. Series 2016-3A, Class DRR, 7.396% (3-Month Term SOFR+351 basis points), 1/18/2034[2,6,12]	$992,618
500,000	Sculptor CLO Ltd. Series 29A, Class D2R, 8.207% (3-Month Term SOFR+435 basis points), 7/22/2038[2,6,12]	502,629
600,000	Shackleton CLO Ltd. Series 2019-14A, Class ERR, 9.784% (3-Month Term SOFR+590 basis points), 7/20/2034[2,6,12]	592,871
500,000	Silver Point CLO Ltd. Series 2025-12A, Class A1, 5.288% (3-Month Term SOFR+131 basis points), 10/15/2038[2,6,12]	501,500
750,000	Trestles CLO Ltd. Series 2023-6A, Class A1R, 5.038% (3-Month Term SOFR+118 basis points), 4/25/2038[2,6,12]	748,853
	Trinitas CLO Ltd.
250,000	Series 2021-15A, Class E, 11.569% (3-Month Term SOFR+771 basis points), 4/22/2034[2,6,12]	247,134
1,000,000	Series 2025-34A, Class D1, 7.857% (3-Month Term SOFR+400 basis points), 4/22/2038[2,6,12]	1,005,233
500,000	Series 2025-34A, Class E, 11.017% (3-Month Term SOFR+716 basis points), 4/22/2038[2,6,12]	511,194
277,985	Venture CLO Ltd. Series 2019-38A, Class ARR, 4.838% (3-Month Term SOFR+100 basis points), 7/30/2032[2,6,12]	278,239
500,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 6.734% (3-Month Term SOFR+285 basis points), 7/20/2032[2,6,12]	500,516
	Voya CLO Ltd.
500,000	Series 2017-1A, Class C, 7.473% (3-Month Term SOFR+359 basis points), 4/17/2030[2,6,12]	501,659
500,000	Series 2013-1A, Class CR, 7.116% (3-Month Term SOFR+321 basis points), 10/15/2030[2,6,12]	501,659
250,000	Series 2018-2A, Class D, 6.916% (3-Month Term SOFR+301 basis points), 7/15/2031[2,6,12]	250,836
500,000	Series 2015-3A, Class CR4, 6.784% (3-Month Term SOFR+290 basis points), 10/20/2031[2,6,12]	501,308
500,000	Series 2019-2A, Class D, 7.846% (3-Month Term SOFR+396 basis points), 7/20/2032[2,6,12]	501,962
1,000,000	Series 2017-3A, Class CRR, 6.984% (3-Month Term SOFR+310 basis points), 4/20/2034[2,6,12]	1,002,599
500,000	Series 2022-4A, Class ER, 10.584% (3-Month Term SOFR+670 basis points), 4/20/2037[2,6,12]	506,477

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Series 2019-1A, Class D1RR, 6.955% (3-Month Term SOFR+305 basis points), 10/15/2037[2,6,12]	$503,991
500,000	Series 2020-3A, Class ARR, 5.120% (3-Month Term SOFR+125 basis points), 1/20/2038[2,6,12]	500,470
500,000	Series 2020-3A, Class D1RR, 6.570% (3-Month Term SOFR+270 basis points), 1/20/2038[2,6,12]	502,145
300,000	Wellington Management CLO Ltd. Series 2023-1A, Class D2R, 7.854% (3-Month Term SOFR+400 basis points), 10/20/2038[2,6,12]	298,923
500,000	Whitebox CLO Ltd. Series 2023-4A, Class D1R, 7.784% (3-Month Term SOFR+390 basis points), 4/20/2036[2,6,12]	502,312
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $140,402,011)	136,597,670

Number of Shares
		PRIVATE INVESTMENT VEHICLES — 21.9%
		INVESTMENT PARTNERSHIPS — 12.0%
N/A	[14]	Acer Tree Credit Opportunities Partners LP5	8,143,854
N/A	[14]	Arbour Lane Credit Opportunity Fund IV LP15	5,299,399
N/A	[14]	BCP Special Opportunities Offshore Feeder III LP15	1,070,398
N/A	[14]	Blue Torch Offshore Credit Opp Fund IV LP15	1,800,000
N/A	[14]	DSC Meridian Credit Opportunities Onshore Fund LP5	9,433,372
2,818,223		IFRG Investor III LP5	174,730
N/A	[14]	Linden Investors LP5	9,649,250
N/A	[14]	Old Orchard Credit Fund LP5	5,650,484
N/A	[14]	Pareto Buyer, LLC[5]	184,049
N/A	[14]	Proterra Credit Fund 3 LP15	3,200,978
N/A	[14]	Seer Capital Regulatory Capital Relief Fund LP15	4,141,013
N/A	[14]	TCW Rescue Financing II LP15	4,033,092
N/A	[14]	Whitehawk IV-Plus Onshore Fund LP15	2,443,452
			55,224,071
		NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 5.5%
556,389		Audax Private Credit Fund, LLC[15]	17,590,048
12,000,000		TCW Direct Lending VIII, LLC[15]	7,551,838
			25,141,886

Principal Amount ($)
PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 4.4%
500,000	Antares Loan Funding I Ltd. 2/17/2032[15]	562,336

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS (Continued)
805,555	Ares Capital Corp. Series 2023-1, 7/11/2033[15]	$832,835
3,279,680	Fortress Credit Opportunities CLO, LLC Series XXVII, 1/28/2035[5]	3,671,930
1,278,250	GPG Loan Funding, LLC 4/29/2034[15]	1,345,628
1,500,000	KCLF Note Issuer I SPV, LLC 12/28/2033[15]	1,548,154
5,557,960	MCF CLO 12, LLC 2/24/2028[5,15]	6,338,297
3,905,333	NXT Capital CLO, LLC Series 2026-1, 6/24/2028[5,13]	4,271,263
1,784,484	Silver Point Loan Funding, LLC 10/20/2033[15]	1,910,369
		20,480,812
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $97,405,064)	100,846,769

Number of Shares
	WARRANTS — 0.1%
760,719	Accuray, Inc., Expiration Date: December 31, 2028*,5	458,094
69,534	Dorel Industries, Inc. - Class B, Expiration Date: September 30, 2032	74,975
	TOTAL WARRANTS
	(Cost $647,441)	533,069
	SHORT-TERM INVESTMENTS — 3.7%
2,230,000	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 3.64%[16,17]	2,230,000
14,882,995	UMB Bank, Money Market Special II Deposit Investment, 3.48%[17]	14,882,995
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,112,995)	17,112,995
	TOTAL INVESTMENTS — 104.5%
	(Cost $479,460,715)	481,995,743
	Liabilities in Excess of Other Assets — (4.5)%	(20,926,106)
	TOTAL NET ASSETS — 100.0%	$461,069,637

CIBOR — Copenhagen Interbank Offered Rate
Euribor — Euro Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

* Non-income producing security.
[1] Principal Amount denoted in local currency.
[2] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[3] Foreign security denominated in U.S. Dollars.
[4] All or a portion of this investment is a holding of FTPCF Cayman Sub1 Ltd.
[5] The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[6] Callable.
[7] Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
[8] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[9] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[10] A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.
[11] Affiliated company.
[12] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $108,054,949, which represents 23.44% of the total net assets of the Fund.
[13] CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The Fund monitors the effective yield and residual value for each CLO equity position held within the Fund's portfolio on a quarterly basis. The residual value also known as the equity or residual tranche is the portion of the CLO's assets remaining after all debt obligations have been fully satisfied. The effective yield and investment cost may ultimately not be realized.
[14] Investment does not issue shares.
[15] Investment valued using net asset value per share as practical expedient.
[16] All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $2,230,000, which represents 0.48% of the total net assets of the Fund.
[17] The rate is the annualized seven-day yield at period end.

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Acer Tree Credit Opportunities Partners LP1	Quarterly[2]	45 Days	8,000,000	8,143,854	1/31/2025
Arbour Lane Credit Opportunity Fund IV (B), L.P.[1]	Not permitted	N/A	5,412,444	5,299,399	2/27/2025
Audax Private Credit Fund, LLC[1]	Not permitted	N/A	17,452,542	17,590,048	10/30/2024
BCP Special Opportunities Fund Offshore Feeder III LP1	Not permitted	N/A	1,000,982	1,070,398	11/2/2023
Blue Torch Offshore Credit Opp Fund IV LP1	Not permitted	N/A	1,839,061	1,800,000	12/26/2025
DSC Meridian Credit Opportunities Onshore LP1	Quarterly[2]	65 Days	7,600,000	9,433,372	5/1/2023
IFRG Investor III LP1	Not permitted	N/A	2,818,223	174,730	7/28/2023
Linden Investors LP1	Quarterly[2]	65 Days	7,250,000	9,649,250	5/1/2023
Old Orchard Credit Fund LP1	Quarterly[2]	65 Days	4,750,000	5,650,484	5/31/2023
Palmer Square Capital BDC, Inc.[1]	Not permitted	N/A	2,040,862	1,516,180	2/1/2023
Pareto Buyer, LLC[1]	Not permitted	N/A	184,049	184,049	12/12/2025
Proterra Credit Fund 3 LP1	Not permitted	N/A	3,302,813	3,200,978	8/6/2025
Seer Capital Regulatory Capital Relief Fund LP1	Not permitted	N/A	4,000,000	4,141,013	3/7/2024
TCW Direct Lending VIII, LLC[1]	Not permitted	N/A	8,573,540	7,551,838	8/9/2023
TCW Rescue Financing II LP1	Not permitted	N/A	4,169,076	4,033,092	9/12/2024
Whitehawk IV-Plus Onshore Fund LP1	Not permitted	N/A	2,413,828	2,443,452	6/29/2023
Totals			$80,807,420	$81,882,137

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

2 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation/
PURCHASE CONTRACTS	Counterparty	Exchange	Date	Purchased/(Sold)	Date	December 31, 2025	(Depreciation)
Swedish Krona	BNP Paribas	SEK per USD	1/15/2026	2,385,000	2,810,484	2,804,942	(5,542)
Swedish Krona	BNP Paribas	SEK per USD	2/13/2026	1,802,000	2,126,360	2,122,037	(4,323)
Swedish Krona	BNP Paribas	SEK per USD	2/23/2026	1,425,000	1,692,615	1,678,853	(13,762)
Euro	BNP Paribas	EUR per USD	6/18/2026	144,000	160,013	170,523	10,510
Euro	BNP Paribas	EUR per USD	11/6/2026	368,000	412,344	437,890	25,546
Swedish Krona	BNP Paribas	SEK per USD	1/15/2026	1,050,555	1,410,895	1,416,033	5,138
Swedish Krona	BNP Paribas	SEK per USD	2/13/2026	1,328,666	1,784,266	1,790,772	6,506
Swedish Krona	BNP Paribas	SEK per USD	1/15/2026	1,453,066	157,591	157,960	369
Swedish Krona	BNP Paribas	SEK per USD	2/13/2026	3,584,866	389,384	390,276	892
TOTAL PURCHASE CONTRACTS					10,943,952	10,969,286	25,334

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation/
SALE CONTRACTS	Counterparty	Exchange	Date	Purchased/(Sold)	Date	December 31, 2025	(Depreciation)
Swedish Krona	BNP Paribas	SEK per USD	1/15/2026	(14,021,000)	(16,301,235.00)	(16,489,765.00)	(188,530.00)
Swedish Krona	BNP Paribas	SEK per USD	1/20/2026	(648,000)	(755,600.00)	(762,281.00)	(6,681.00)
Swedish Krona	BNP Paribas	SEK per USD	1/22/2026	(330,000)	(373,324.00)	(388,236.00)	(14,912.00)
Swedish Krona	BNP Paribas	SEK per USD	1/22/2026	(80,000)	(89,070.00)	(94,118.00)	(5,048.00)
Swedish Krona	BNP Paribas	SEK per USD	2/13/2026	(13,438,000)	(15,651,104.00)	(15,824,603.00)	(173,499.00)
Swedish Krona	BNP Paribas	SEK per USD	2/20/2026	(550,000)	(616,367.00)	(647,889.00)	(31,522.00)
Swedish Krona	BNP Paribas	SEK per USD	2/20/2026	(680,000)	(760,920.00)	(801,026.00)	(40,106.00)
Swedish Krona	BNP Paribas	SEK per USD	2/23/2026	(1,505,000)	(1,673,880.00)	(1,773,104.00)	(99,224.00)
Swedish Krona	BNP Paribas	SEK per USD	3/13/2026	(18,736,000)	(22,026,534.00)	(22,094,027.00)	(67,493.00)
Swedish Krona	BNP Paribas	SEK per USD	4/22/2026	(50,000)	(55,855.00)	(59,058.00)	(3,203.00)
Swedish Krona	BNP Paribas	SEK per USD	4/22/2026	(330,000)	(375,868.00)	(389,780.00)	(13,912.00)
Swedish Krona	BNP Paribas	SEK per USD	5/22/2026	(2,134,000)	(2,393,489.00)	(2,523,985.00)	(130,496.00)
Swedish Krona	BNP Paribas	SEK per USD	6/18/2026	(944,000)	(1,062,000.00)	(1,117,875.00)	(55,875.00)
Swedish Krona	BNP Paribas	SEK per USD	7/15/2026	(475,000)	(566,439.00)	(562,626.00)	3,813.00
Swedish Krona	BNP Paribas	SEK per USD	7/22/2026	(50,000)	(55,800.00)	(59,240.00)	(3,440.00)
Swedish Krona	BNP Paribas	SEK per USD	7/22/2026	(350,000)	(398,901.00)	(414,682.00)	(15,781.00)
Swedish Krona	BNP Paribas	SEK per USD	8/21/2026	(360,000)	(406,328.00)	(427,044.00)	(20,716.00)
Swedish Krona	BNP Paribas	SEK per USD	8/24/2026	(70,000)	(78,645.00)	(83,046.00)	(4,401.00)
Swedish Krona	BNP Paribas	SEK per USD	10/22/2026	(50,000)	(55,975.00)	(59,460.00)	(3,485.00)
Swedish Krona	BNP Paribas	SEK per USD	10/22/2026	(340,000)	(390,380.00)	(404,328.00)	(13,948.00)
Swedish Krona	BNP Paribas	SEK per USD	11/6/2026	(1,408,000)	(1,576,960.00)	(1,675,405.00)	(98,445.00)
Swedish Krona	BNP Paribas	SEK per USD	11/20/2026	(2,710,000)	(3,055,445.00)	(3,226,500.00)	(171,055.00)
Swedish Krona	BNP Paribas	SEK per USD	11/23/2026	(80,000)	(90,200.00)	(95,259.00)	(5,059.00)
Swedish Krona	BNP Paribas	SEK per USD	12/23/2026	(485,000)	(518,708.00)	(578,207.00)	(59,499.00)
Swedish Krona	BNP Paribas	SEK per USD	1/22/2027	(280,000)	(320,724.00)	(333,579.00)	(12,855.00)
Swedish Krona	BNP Paribas	SEK per USD	2/22/2027	(1,486,000)	(1,641,442.00)	(1,772,300.00)	(130,858.00)
Swedish Krona	BNP Paribas	SEK per USD	4/22/2027	(340,000)	(392,145.00)	(406,357.00)	(14,212.00)
Swedish Krona	BNP Paribas	SEK per USD	5/21/2027	(60,000)	(71,550.00)	(71,784.00)	(234.00)
Swedish Krona	BNP Paribas	SEK per USD	5/24/2027	(90,000)	(102,285.00)	(107,688.00)	(5,403.00)
Swedish Krona	BNP Paribas	SEK per USD	6/4/2027	(1,976,000)	(2,242,760.00)	(2,365,269.00)	(122,509.00)
Swedish Krona	BNP Paribas	SEK per USD	7/22/2027	(902,000)	(1,036,230.00)	(1,081,542.00)	(45,312.00)
Swedish Krona	BNP Paribas	SEK per USD	7/30/2027	(2,584,000)	(2,917,853.00)	(3,099,228.00)	(181,375.00)
Swedish Krona	BNP Paribas	SEK per USD	8/20/2027	(1,480,000)	(1,771,264.00)	(1,776,431.00)	(5,167.00)
Swedish Krona	BNP Paribas	SEK per USD	10/22/2027	(150,000)	(177,190.00)	(180,450.00)	(3,260.00)
Swedish Krona	BNP Paribas	SEK per USD	1/21/2028	(880,000)	(1,058,133.00)	(1,062,100.00)	(3,967.00)
Swedish Krona	BNP Paribas	SEK per USD	1/24/2028	(40,000)	(45,560.00)	(48,282.00)	(2,722.00)
Swedish Krona	BNP Paribas	SEK per USD	3/13/2028	(2,336,000)	(2,762,700.00)	(2,824,669.00)	(61,969.00)
Swedish Krona	BNP Paribas	SEK per USD	4/21/2028	(50,000)	(60,875.00)	(60,544.00)	331.00
Swedish Krona	BNP Paribas	SEK per USD	1/15/2026	(3,585,000)	(4,762,816.00)	(4,832,188.00)	(69,372.00)
Swedish Krona	BNP Paribas	SEK per USD	2/13/2026	(5,381,000)	(7,103,967.00)	(7,252,497.00)	(148,530.00)
Swedish Krona	BNP Paribas	SEK per USD	3/13/2026	(4,052,333)	(5,426,873.00)	(5,461,159.00)	(34,286.00)
Swedish Krona	BNP Paribas	SEK per USD	1/15/2026	(6,491,000)	(685,441.00)	(705,624.00)	(20,183.00)
Swedish Krona	BNP Paribas	SEK per USD	2/13/2026	(8,622,800)	(916,998.00)	(938,744.00)	(21,746.00)
Swedish Krona	BNP Paribas	SEK per USD	3/13/2026	(5,037,933)	(547,899.00)	(549,321.00)	(1,422.00)
TOTAL SALE CONTRACTS					(103,373,732)	(105,481,300)	(2,107,568)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(92,429,780)	$(94,512,014)	$(2,082,234)

EUR - Euro

SEK - Swedish Krona

USD - United States Dollar

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Credit Fund

CONSOLIDATED PORTFOLIO COMPOSITION

As of December 31, 2025 (Unaudited)

Country of Incorporation*	Value	Percent of Total Net Assets
Canada	$74,975	0.0%
Cayman Islands	1,762,536	0.4%
Denmark	5,229,254	1.1%
European Union	62,614,788	13.6%
Spain	8,203,329	1.7%
Sweden	1,442,787	0.3%
United Kingdom	14,412,522	3.1%
United States	388,255,552	84.3%
Total Investments	481,995,743	104.5%
Liabilities in Excess of Other Assets	(20,926,106)	(4.5)%
Total Net Assets	$461,069,637	100.0%

* This table does not include forward foreign currency exchange contracts. Please refer to the Consolidated Schedule of Investments for information on forward foreign currency exchange contracts.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2025  (Unaudited)

Note 1 - Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets by utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined.

Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more, will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect fair value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect fair value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025  (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

The Fund values its investments in private investment vehicles (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) at the value determined by each private investment vehicle in accordance with such private investment vehicle’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment vehicle based on the most recent final or estimated value reported by the private investment vehicle, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment vehicle. Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment vehicles may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular private investment vehicle under consideration.

The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the warrant using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

Note 2 – Fair Value Measurements and Disclosure

ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025  (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are not included in the fair value hierarchy. As such, investments in Private Investment Vehicles with a fair value of $50,696,7057 are excluded from the fair value hierarchy as of December 31, 2025.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2025:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments, at fair value
Asset-Backed Securities	$-	$-	$78,746,480	$78,746,480
Bank Loans	-	19,546,389	127,096,191	146,642,580
Closed-End Funds	1,516,180	-	-	1,516,180
Collateralized Loan Obligations	-	129,652,604	6,945,066	136,597,670
Private Investment Vehicles	-	-	-	-
Investment Partnerships			33,235,739	33,235,739
Private Collateralized Loan Obligations			14,281,490	14,281,490
Warrants	-	-	533,069	533,069
Short-Term Investments	17,112,995	-	-	17,112,995
Subtotal	$18,629,175	$149,198,993	$260,838,035	$428,666,203
Private Investment Vehicles
Investment Partnerships				21,988,332
Non-Listed Business Development Companies				25,141,886
Private Collateralized Loan Obligations				6,199,322
Total investments
Other Financial Instruments
Forward foreign currency exchange contracts*	$-	$89,259	$-	$89,259
Total Assets:	$18,629,175	$149,288,252	$260,838,035	$482,085,002

Liabilities:
Other Financial Instruments
Forward foreign currency exchange contracts*	$-	$2,171,493	$-	$2,171,493
Total Liabilities:	$-	$2,171,493	$-	$2,171,493

* Forward foreign currency exchange constracts are valued at the unrealized appreciation/(depreciation).

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025  (Unaudited)

Note 3 – Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a Sub-Adviser. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2025.

Security Description	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Amortization	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income	Interest Income
Closed-End Funds
Palmer Square Capital BDC, Inc.	124,379	$2,166,738	$-	$(534,905)	$-	$(94,949)	$(20,704)	$1,516,180	$174,043	$-
Collateralized Loan Obligations
Mount Logan Funding LP
Series 2018-1A, Class SUBR, 19.856%, 1/22/2033[1,2,3,5,6]	1,926,983	988,911	-	(79,284)	-	-	4,079	913,706	-	41,905
Series 2018-1A, Class ER, 13.012% (3-Month Term SOFR+872 basis points), 1/22/2033[1,2,4]	-	599,112	-	(579,000)	-	(11,700)	(8,412)	-	-	20,475
Palmer Square European Loan Funding
Series 2023-1X, Class FR, 10.296% (3-Month Euribor+827 basis points), 1/15/2038[1,4,5,8]	500,000	538,671	-	-	-	-	33,582	572,253	-	48,946
Series 2023-1X, Class SUB, 0.000%, 11/15/2032[1,2,3,5,6,7,8]	600,000	-	-	(146,113)	-	-	146,113	-	-	148,578
Series 2023-1X, Class SUB, 15.000%, 1/15/2038[1,2,3,5,6,7,8]	1,050,000	863,748	-	-	-	-	(128,454)	735,294	-	142,715
Series 2023-2X, Class SUB, 15.000%, 1/15/2033[1,2,3,5,6,7,8]	900,000	905,655	-	(179,000)	-	-	93,042	819,697	-	34,425
Series 2023-2X, Class SUB, 15.000%, 10/15/2036[1,2,3,5,6,7,8]	1,915,000	1,107,397	413,795	(62,304)	-	-	268,866	1,727,754	-	48,267
Series 2023-3X, Class SUB, 15.000%, 5/15/2033[1,2,3,5,6,7,8]	1,000,000	965,230	-	(209,976)	-	-	166,535	921,789	-	52,997
Series 2024-1X, Class SUB, 15.000%, 5/15/2037[1,2,3,5,6,7,8]	2,000,000	2,034,274	-	(276,067)	-	-	97,361	1,855,568	-	203,649
Series 2024-1X, Class SUB, 15.000%, 8/15/2033[1,2,3,5,6,7,8]	2,500,000	2,135,816	-	(746,638)	-	-	655,942	2,045,120	-	357,131
Series 2024-2X, Class SUB, 15.000%, 10/15/2037[1,2,3,5,6,7,8]	2,825,000	2,924,332	-	(23,911)	9,035	541	(474,617)	2,435,380	-	425,199
Series 2024-2X, Class SUB, 15.000%, 5/15/2034[1,2,3,5,6,7,8]	4,000,000	3,750,527	-	(770,312)	-	-	448,850	3,429,065	-	34,112
Series 2024-3X, Class SUB, 15.000%, 5/15/2034[3,6,7,10,13,14]	2,000,000	2,076,798	-	(202,397)	-	-	62,210	1,936,611	-	232,027
Series 2025-1X, Class SUB, 11.652%, 10/15/2034[1,2,3,5,6,7,8]	1,000,000	1,081,315	-	(36,683)	-	-	(14,158)	1,030,474	-	86,761
Series 2025-1X, Class SUB, 16.500%, 10/15/2039[1,2,3,5,6,7,8]	1,250,000	1,216,479	-	(15,377)	4,482	-	(27,361)	1,178,223	-	82,478
Series 2025-2X, Class F, 10.196% (3-Month Euribor+817 basis points), 7/15/2038[1,4,5,8]	475,000	-	528,556	-	-	-	18,582	547,138	-	-
Series 2025-2X, Class SUB, 0.000%, 7/15/2038[1,2,3,5,6,7,8]	-	1,613,878	-	(1,729,113)	1,041	201,667	(87,473)	-	-	134,379
Series 2025-2X, Class SUB, 12.136%, 7/15/2038[1,2,3,5,6,7,8]	1,500,000	-	1,651,717	-	2,028	-	20,952	1,674,697	-	28,294
Series 2025-2X, Class SUB, 6.693%, 2/15/2035[1,2,3,5,6,7,8]	2,000,000	-	2,233,389	-	-	-	(74,070)	2,159,319	-	184,702
Series 2025-3X, Class SUB, 0.000%, 7/15/2035[1,2,3,5,6,7,8]	1,250,000	-	1,482,448	-	-	-	(11,498)	1,470,950	-	39,805
Palmer Square Loan Funding Ltd.
Series 2021-4A, Class E, 12.074% (3-Month Term SOFR+777 basis points), 10/15/2029[1,2,4,5]	-	1,005,014	-	(1,007,000)	(210)	(1,025)	3,221	-	-	30,184
Series 2022-4A, Class SUB, 12.500%, 7/24/2031[1,2,3,5,6]	450,000	393,854	-	(109,115)	-	-	25,014	309,753	-	54,546
Series 2023-1A, Class SUB, 0.000%, 7/20/2031[1,2,3,5,6]	825,000	20,170	-	(270,145)	-	-	249,975	-	-	235,076
Series 2023-2A, Class SUB, 15.000%, 1/25/2032[1,2,3,5,6]	500,000	449,307	-	(92,817)	-	-	17,805	374,295	-	37,151
Series 2023-2A, Class SUB, 15.000%, 7/20/2038[1,2,3,5,6]	500,000	510,175	-	(63,984)	-	-	(75,006)	371,185	-	5,240
Series 2023-3A, Class SUB, 10.916%, 1/20/2037[1,2,3,5,6]	500,000	472,204	-	(23,053)	-	-	(27,466)	421,685	-	10,638
Series 2023-4A, Class SUB, 15.000%, 10/20/2037[1,2,3,5,6]	1,250,000	1,187,552	-	(98,605)	-	-	37,720	1,126,667	-	45,727
Series 2024-1A, Class E, 10.888% (3-Month Term SOFR+657 basis points), 10/15/2032[1,2,4,5]	250,000	248,293	-	-	211	-	(5,506)	242,998	-	20,592
Series 2024-1A, Class SUB, 15.000%, 10/15/2032[1,2,3,5,6]	2,510,000	2,236,771	-	(465,972)	-	-	(102,552)	1,668,247	-	54,286
Series 2024-1A, Class SUB, 15.000%, 4/15/2037[1,2,3,5,6]	1,540,000	1,463,089	-	(81,545)	-	-	(296,502)	1,085,042	-	63,294
Series 2024-2A, Class SUB, 15.000%, 1/15/2033[1,2,3,5,6]	3,000,000	3,006,631	-	(397,023)	-	-	(405,639)	2,203,969	-	210,752
Series 2024-2A, Class SUB, 15.000%, 7/20/2037[1,2,3,5,6]	3,000,000	2,633,826	-	(97,383)	-	-	(382,617)	2,153,826	-	204,974
Series 2024-3A, Class SUB, 14.500%, 8/8/2032[1,2,3,5,6]	3,000,000	2,752,268	-	(475,033)	-	-	(235,590)	2,041,645	-	61,922
Series 2024-3A, Class SUB, 16.500%, 7/20/2037[1,2,3,5,6]	2,000,000	1,903,530	-	(43,181)	(5,273)	-	(213,759)	1,641,317	-	182,467
Series 2024-4A, Class SUB, 15.000%, 1/15/2038[1,2,3,5,6]	3,000,000	3,041,705	-	(25,195)	-	-	(479,243)	2,537,267	-	282,410
Series 2025-1A, Class SUB, 12.395%, 2/15/2033[1,2,3,5,6]	4,150,000	4,150,000	-	(514,588)	-	-	(366,603)	3,268,809	-	273,105
Series 2025-1A, Class SUB, 14.500%, 4/20/2038[1,2,3,5,6]	2,250,000	2,261,814	-	(2,316)	-	-	(153,436)	2,106,062	-	165,979
Series 2025-2A, Class SUB, 11.665%, 7/20/2038[1,2,3,5,6]	2,000,000	-	2,000,000	-	-	-	(180,730)	1,819,270	-	93,909
Series 2025-2A, Class SUB, 8.090%, 7/15/2033[1,2,3,5,6]	2,625,000	-	2,625,000	-	-	-	2,534	2,627,534	-	61,007
Series 2025-3A, Class SUB, 0.000%, 1/15/2034[1,2,3,5,6]	2,000,000	-	2,000,000	-	-	-	4,898	2,004,898	-	29,678
Series 2025-3A, Class SUB, 13.089%, 7/20/2038[1,2,3,5,6]	1,000,000	-	1,000,000	-	-	-	683	1,000,683	-	17,395
Series 2025-4A, Class SUB, 13.035%, 10/20/2038[1,2,3,5,6]	1,500,000	-	1,500,000	-	-	-	(272)	1,499,728	-	27,851
Series 2025-5A, Class SUB, 0.000%, 10/20/2038[1,2,3,5,6]	1,270,000	-	1,270,000	-	-	-	12,799	1,282,799	-	24,731
Private Investment Vehicles
BCP Special Opportunities Offshore Feeder III LP5,9,10	N/A	308,973	799,711	(89,746)	-	-	51,460	1,070,398	12,029	-

	67,936,362	$53,014,057	$17,504,616	$(9,447,781)	$11,314	$94,534	$(1,349,445)	$59,827,295	$186,072	$4,539,759

1 Callable.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933.

3 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

4 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5 Affiliated company.

6 CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The Fund monitors the effective yield and residual value for each CLO equity position held within the Fund's portfolio on a quarterly basis. The residual value also known as the equity or residual tranche is the portion of the CLO's assets remaining after all debt obligations have been fully satisfied. The effective yield and investment cost may ultimately not be realized.

7 Principal Amount denoted in local currency.

8 Foreign security denominated in U.S. Dollars.

9 Investment does not issue shares.

10 Investment valued using net asset value per share as practical expedient.